Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
Consolidation. The consolidated financial statements include the accounts of The Sherwin-Williams Company and its wholly owned subsidiaries (collectively, the Company). Inter-company accounts and transactions have been eliminated. In order to facilitate our year-end closing process, Valspar foreign subsidiaries’ financial results are included in our consolidated financial statements on a one-month lag.
Use of estimates. The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those amounts.
Nature of operations. The Company is engaged in the development, manufacture, distribution and sale of paint, coatings and related products to professional, industrial, commercial and retail customers primarily in North and South America, with additional operations in the Caribbean region, Europe, Asia and Australia.
Reportable segments. See Note 18 for further details.
Cash flows. Management considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Fair value of financial instruments. The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:
Cash and cash equivalents: The carrying amounts reported for Cash and cash equivalents approximate fair value.
Short-term investments: The carrying amounts reported for Short-term investments approximate fair value.
Investments in securities: Investments classified as available-for-sale are carried at market value. See the recurring fair value measurement table on page 47.
Non-traded investments: The Company has investments in the U.S. affordable housing and historic renovation real estate markets and certain other investments that have been identified as variable interest entities. However, because the Company does not have the power to direct the day-to-day operations of the investments and the risk of loss is limited to the amount of contributed capital, the Company is not considered the primary beneficiary. In accordance with the Consolidation Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), the investments are not consolidated. For affordable housing investments entered into prior to the January 1, 2015 adoption of Accounting Standard Update (ASU) No. 2014-01, the Company uses the effective yield method to determine the carrying value of the investments. Under the effective yield method, the initial cost of the investments is amortized to income tax expense over the period that the tax credits are recognized. For affordable housing investments entered into on or after the January 1, 2015 adoption of ASU No. 2014-01, the Company uses the proportional amortization method. Under the proportional amortization method, the initial cost of the investments is amortized to income tax expense in proportion to the tax credits and other tax benefits received. The carrying amounts of the investments, included in Other assets, were $189,386, $193,413 and $189,484 at December 31, 2017, 2016 and 2015, respectively. The liabilities recorded on the balance sheets for estimated future capital contributions to the investments were $179,026, $178,584 and $172,899 at December 31, 2017, 2016 and 2015, respectively.
Short-term borrowings: The carrying amounts reported for Short-term borrowings approximate fair value.
Long-term debt (including current portion): The fair values of the Company’s publicly traded debt, shown below, are based on quoted market prices. The fair values of the Company’s non-traded debt, also shown below, are estimated using discounted cash flow analyses, based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. The Company's publicly traded debt and non-traded debt are classified as level 1 and level 2, respectively, in the fair value hierarchy. See Note 7.

	December 31,
	2017		2016		2015
	Carrying	Fair	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value	Amount	Value
Publicly traded debt	$8,742,739	$9,054,277	$1,907,704	$1,912,646	$1,905,650	$1,960,169
Non-traded debt	1,144,185	1,088,630	4,097	3,783	4,782	4,555

Derivative instruments: The Company utilizes derivative instruments as part of its overall financial risk management policy. The Company entered into foreign currency option and forward currency exchange contracts with maturity dates of less than twelve months in 2017, 2016, and 2015, primarily to hedge against value changes in foreign currency. See Note 13. There were no material foreign currency option and forward contracts outstanding at December 31, 2017, 2016 and 2015.

In 2016, the Company entered into a series of interest rate lock agreements which were designated as cash flow hedges. The interest rate locks settled during 2017. See Note 7.
Fair value measurements. The following tables summarize the Company’s assets and liabilities measured on a recurring and non-recurring basis in accordance with the Fair Value Measurements and Disclosures Topic of the ASC:

Assets and Liabilities Reported at Fair Value on a Recurring Basis

	Fair Value at December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deferred compensation plan assets (1)	$61,097	$34,433	$26,664
Liabilities:
Deferred compensation plan liabilities (2)	$70,850	$70,850

(1)
The deferred compensation plan assets consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plans, which are structured as rabbi trusts. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor or broker models. The cost basis of the investment funds is $56,326.

(2)
The deferred compensation plan liabilities are the Company’s liabilities under its deferred compensation plans. The liabilities represent the fair value of the participant shadow accounts, and the value is based on quoted market prices in active markets for identical assets.

Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis. As a result of the 2017 annual trademark impairment test performed in accordance with the Intangibles Topic of the ASC, a trademark with a carrying value of $2,022 was written off. See Note 4. Except for this trademark measurement and the acquisition-related fair value measurements described in Note 2, there were no assets and liabilities measured at fair value on a nonrecurring basis in 2017. These fair value measurements qualify as level 3 measurements.
Accounts receivable and allowance for doubtful accounts. Accounts receivable were recorded at the time of credit sales net of provisions for sales returns and allowances. The Company recorded an allowance for doubtful accounts of $52,997, $40,450 and $49,420 at December 31, 2017, 2016 and 2015, respectively, to reduce Accounts receivable to their estimated net realizable value. The allowance was based on an analysis of historical bad debts, a review of the aging of Accounts receivable and the current creditworthiness of customers. Accounts receivable balances are written-off against the allowance if a final determination of uncollectibility is made. All provisions for allowances for doubtful collection of accounts are related to the creditworthiness of accounts and are included in Selling, general and administrative expenses.
Reserve for obsolescence. The Company recorded a reserve for obsolescence of $103,698, $87,715 and $91,217 at December 31, 2017, 2016 and 2015, respectively, to reduce Inventories to their estimated net realizable value.
Goodwill. Goodwill represents the cost in excess of fair value of net assets acquired in business combinations accounted for by the purchase method. In accordance with the Intangibles Topic of the ASC, goodwill is tested for impairment on an annual basis and in between annual tests if events or circumstances indicate potential impairment. See Note 4.
Intangible assets. Intangible assets include indefinite-lived trademarks, customer relationships and intellectual property. As required by the Goodwill and Other Intangibles
Topic of the ASC, indefinite-lived trademarks are not amortized, but instead are tested annually for impairment, and between annual tests whenever an event occurs or circumstances indicate potential impairment. See Note 4. The costs of finite-lived intangible assets are amortized on a straight-line basis over the expected period of benefit, which ranges primarily from 15 to 20 years.
Impairment of long-lived assets. In accordance with the Property, Plant and Equipment Topic of the ASC, management evaluates the recoverability and estimated remaining lives of long-lived assets whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or the useful life has changed. See Notes 4 and 5.
Property, plant and equipment. Property, plant and equipment is stated on the basis of cost. Depreciation is provided by the straight-line method. Depreciation and amortization are included in the appropriate Cost of goods sold or Selling, general and administrative expense caption on the Statements of Consolidated Income. Included in Property, plant and equipment are leasehold improvements. The major classes of assets and ranges of annual depreciation rates are:

Buildings	4.0% – 20.0%
Machinery and equipment	10.0% – 20.0%
Furniture and fixtures	6.7% – 33.3%
Automobiles and trucks	10.0% – 33.3%

Standby letters of credit. The Company occasionally enters into standby letter of credit agreements to guarantee various operating activities. These agreements provide credit availability to the various beneficiaries if certain contractual events occur. Amounts outstanding under these agreements totaled $75,272, $43,658 and $45,407 at December 31, 2017, 2016 and 2015, respectively.
Product warranties. The Company offers product warranties for certain products. The specific terms and conditions of such warranties vary depending on the product or customer contract requirements. Management estimated the costs of unsettled product warranty claims based on historical results and experience and included an amount in Other accruals. Management periodically assesses the adequacy of the accrual for product warranty claims and adjusts the accrual as necessary. Changes in the Company’s accrual for product warranty claims during 2017, 2016 and 2015, including customer satisfaction settlements during the year, were as follows:

	2017	2016	2015
Balance at January 1	$34,419	$31,878	$27,723
Charges to expense	39,707	38,954	43,484
Settlements	(53,143)	(36,413)	(39,329)
Acquisition	130,442
Balance at December 31	$151,425	$34,419	$31,878

Warranty accruals of $130,442 were acquired in connection with the Valspar acquisition. This amount includes warranties from certain products under extended furniture protection plans along with other general customer warranties. Revenue related to the furniture protection plans is deferred and recognized over the contract life.
Environmental matters. Capital expenditures for ongoing environmental compliance measures were recorded in Property, plant and equipment, and related expenses were included in the normal operating expenses of conducting business. The Company is involved with environmental investigation and remediation activities at some of its currently and formerly owned sites and at a number of third-party sites. The Company accrued for environmental-related activities for which commitments or clean-up plans have been developed and when such costs could be reasonably estimated based on industry standards and professional judgment. All accrued amounts were recorded on an undiscounted basis. Environmental-related expenses included direct costs of investigation and remediation and indirect costs such as compensation and benefits for employees directly involved in the investigation and remediation activities and fees paid to outside engineering, consulting and law firms. See Notes 8 and 13.
Employee Stock Purchase and Savings Plan. The Company accounts for the Employee Stock Purchase and Savings Plan (ESOP) in accordance with the Employee Stock Ownership Plans Subtopic of the Compensation – Stock Ownership Topic of the ASC. The Company recognized compensation expense for amounts contributed to the ESOP. See Note 11.
Defined benefit pension and other postretirement benefit plans. The Company accounts for its defined benefit pension and other postretirement benefit plans in accordance with the Retirement Benefits Topic of the ASC, which requires the recognition of a plan’s funded status as an asset for overfunded plans and as a liability for unfunded or underfunded plans. See Note 6.
Stock-based compensation. The cost of the Company’s stock-based compensation is recorded in accordance with the Stock Compensation Topic of the ASC. See Note 12.
Foreign currency translation. All consolidated non-highly inflationary foreign operations use the local currency of the country of operation as the functional currency and translated the local currency asset and liability accounts at year-end exchange rates while income and expense accounts were translated at average exchange rates. The resulting translation adjustments were included in Cumulative other comprehensive loss, a component of Shareholders’ equity.
Cumulative other comprehensive loss. At December 31, 2017, the ending balance of Cumulative other comprehensive loss included adjustments for foreign currency translation of $353,346, net prior service costs and net actuarial losses related to pension and other postretirement benefit plans of $84,863, unrealized net gains on marketable equity securities of $2,320 and unrealized net gains on interest rate lock cash flow hedges of $51,019. At December 31, 2016 and 2015, the ending balance of Cumulative other comprehensive loss included adjustments for foreign currency translation of $501,277 and $482,629, respectively, net prior service costs and net actuarial losses related to pension and other postretirement benefit plans of $125,096 and $104,346, respectively, and unrealized gains and losses on marketable equity securities of $1,015 and $120, respectively.
Revenue recognition. The Company recognized revenue when products were shipped and title passed to unaffiliated customers. Collectibility of amounts recorded as revenue was reasonably assured at the time of recognition.
Third-party service revenue. The Company uses subcontractors to provide installation services for customers. Under these arrangements, the Company invoices the customer for both the product and installation and remitted payment to the subcontractor for the installation. Starting in the third quarter of 2016, the Company recorded the installation revenue in Net sales and the payments to subcontractors in Cost of goods sold. Prior to the third quarter of 2016, these amounts were netted and immaterial.
Customer and vendor consideration. The Company offered certain customers rebate and sales incentive programs which were classified as reductions in Net sales. Such programs were in the form of volume rebates, rebates that constituted a percentage of sales or rebates for attaining certain sales goals.
The Company received consideration from certain suppliers of raw materials in the form of volume rebates or rebates that constituted a percentage of purchases. These rebates were recognized on an accrual basis by the Company as a reduction of the purchase price of the raw materials and a subsequent reduction of Cost of goods sold when the related product was sold.
Costs of goods sold. Included in Costs of goods sold were costs for materials, manufacturing, distribution and related support. Distribution costs included expenses related to the distribution of products including inbound freight charges, purchase and receiving costs, warehousing costs, internal transfer costs and other costs incurred to ship products. Also included in Costs of goods sold were total technical expenditures, which included research and development costs, quality control, product formulation expenditures and other similar items. Research and development costs included in technical expenditures were $58,474, $58,041 and $57,667 for 2017, 2016 and 2015, respectively. See Note 9.
Selling, general and administrative expenses. Selling costs included advertising expenses, marketing costs, employee and store costs and sales commissions. The cost of advertising was expensed as incurred. The Company incurred $374,059, $351,002 and $338,188 in advertising costs during 2017, 2016 and 2015, respectively. General and administrative expenses included human resources, legal, finance and other support and administrative functions.
Earnings per share. Common stock held in a revocable trust (see Note 10) was not included in outstanding shares for basic or diluted income per common share calculations. All references to “shares” or “per share” information throughout this report relate to common shares and are stated on a diluted per common share basis, unless otherwise indicated. Basic and diluted net income per common share were calculated using the treasury stock method in accordance with the Earnings Per Common Share Topic of the ASC. Basic net income per common share amounts were computed based on the weighted-average number of common shares outstanding during the year. Diluted net income per common share amounts were computed based on the weighted-average number of common shares outstanding plus all dilutive securities potentially outstanding during the year. See Note 15.
Impact of recently issued accounting standards. Effective January 1, 2017, the Company adopted ASU No. 2015-17, "Balance Sheet Classification of Deferred Taxes," which eliminates the requirement for separate presentation of current and non-current portions of deferred tax. Subsequent to adoption, all deferred tax assets and deferred tax liabilities are presented as non-current on the balance sheet. The changes have been applied prospectively as permitted by the ASU and prior years have not been restated. The adoption of this ASU does not have a material effect on the Company's results of operations, financial condition or liquidity.
In March 2017, the FASB issued ASU No. 2017-07, "Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Costs." The standard requires the service component of pension and other postretirement benefit expense to be presented in the same income statement lines as other employee compensation costs, however, the other components will be presented outside of operating income. In addition, only the service cost component will be eligible for capitalization in assets. The standard is effective starting in 2018, with early adoption permitted. Retrospective application is required for the guidance on the income statement presentation. Prospective application is required for the guidance on the cost capitalization in assets. The standard is not expected to have a material effect on the Company's results of operations, financial condition or liquidity.
In January 2017, the FASB issued ASU No. 2017-04, “Simplifying the Test for Goodwill Impairment.” This standard simplifies the accounting for goodwill impairment by eliminating the Step 2 requirement to calculate the implied fair value of goodwill. Instead, if a reporting unit's carrying amount exceeds its fair value, an impairment charge will be recorded based on that difference. The impairment charge will be limited to the amount of goodwill allocated to that reporting unit. The standard will be applied prospectively and is effective for impairment tests performed after December 15, 2019, with early adoption permitted. The standard is not expected to have a material effect on the Company's results of operations, financial condition or liquidity.
In February 2016, the FASB issued ASU No. 2016-02, “Leases,” which consists of a comprehensive lease accounting standard. Under the new standard, assets and liabilities arising from most leases will be recognized on the balance sheet. Leases will be classified as either operating or financing, and the lease classification will determine whether expense is recognized on a straight line basis (operating leases) or based on an effective interest method (financing leases). The new standard is effective for interim and annual periods starting in 2019. A modified retrospective transition approach is required with certain practical expedients available.  The Company has made significant progress with its assessment process, and anticipates this standard will have a material impact on its consolidated balance sheet. While the Company continues to assess all potential impacts of the standard, it currently believes the most significant impact relates to recording lease assets and related liabilities on the balance sheet for its retail operations in The Americas Group.
In January 2016, the FASB issued ASU No. 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities,” which amends the guidance for certain aspects of recognition, measurement and disclosure of financial instruments. The standard is effective for interim and annual periods starting in 2018, and early adoption is not permitted. Although the Company continues to assess the potential impacts of the standard, it currently believes that the main impact will be that changes in fair value of marketable securities currently classified as available-for-sale will be recognized in earnings rather than in other comprehensive income. The standard is not expected to have a material effect on the Company's results of operations, financial condition or liquidity.
In May 2014, the FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers," which consists of a comprehensive revenue recognition standard that will supersede nearly all existing revenue recognition guidance under U.S. GAAP. The standard is effective for interim and annual periods beginning after December 15, 2017. The Company will adopt the standard using the modified retrospective method. The Company has completed its determination of the expanded disclosures regarding revenue, as well as any impacts on the timing of recognition in some arrangements or contracts for the sale of goods or services. Management's assessment identified certain revenue components within the Consumer Brands Group that are recorded as Selling, general and administrative expenses of approximately $60.0 million as of December 31, 2017, which upon adoption of the new standard would be recorded as a contra revenue in Net sales on the Statements of Consolidated Income. In addition, the Company has made enhancements to its information systems and internal controls in response to the new rule requirements. The Company is prepared to provide expanded disclosures in the consolidated financial statements upon adoption and it is expected that the adoption of this standard will not materially impact Net income or the Company's liquidity.
Reclassification. Certain amounts in the notes to the consolidated financial statements for 2015 and 2016 have been reclassified to conform to the 2017 presentation.